Related party transactions - Additional Information (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2014
Relationship between related parties with their groups
Repayment of loans		$ 662,000
Treasury stock
Relationship between related parties with their groups
Interest on withheld tax price			5.00%
Aiden & Jasmine Limited | Treasury stock
Relationship between related parties with their groups
Shares repurchased			3,860,733
Shares repurchased, value			$ 10,879,000
Interest on withheld tax			363,000
Withholding Tax Payable Non-current			$ 1,451,000
Vantage Point Global Limited
Relationship between related parties with their groups
Repayment of loans	$ 3,883,000
Vantage Point Global Limited | Treasury stock
Relationship between related parties with their groups
Shares repurchased			10,334,679
Shares repurchased, value			$ 29,121,000
Interest on withheld tax			971,000
Withholding Tax Payable Non-current			$ 3,883,000